Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent events - For the year ended 2024 (Details) € / shares in Units, € in Thousands, $ in Thousands						1 Months Ended								3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended			27 Months Ended	31 Months Ended	73 Months Ended	109 Months Ended	145 Months Ended
	Nov. 19, 2024 USD ($)	Jul. 11, 2024 shares	Jun. 21, 2024 EUR (€)	Apr. 04, 2024 shares	Mar. 28, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 shares	Nov. 30, 2019 EUR (€)	Aug. 31, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Jun. 30, 2016 EUR (€)	Sep. 30, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2024 EUR (€) € / shares	Sep. 30, 2024 shares plan	Nov. 30, 2025 plan	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Nov. 30, 2019 EUR (€)	Jun. 30, 2016 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 EUR (€) € / shares	Nov. 19, 2024 shares € / shares	Oct. 24, 2023 € / shares	Aug. 20, 2023 EUR (€) € / shares	May 24, 2023 € / shares	Feb. 22, 2023 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of free shares plans issued | plan															7	8
Proceeds from borrowings																								€ 175,000
Par value per share (in euro per share) | € / shares														€ 0.01			€ 0.01	€ 0.01	€ 0.01					€ 0.01	€ 0.01	€ 0.01		€ 0.01	€ 0.01
Income from government grants																	€ 0	€ 4,140	€ 81
Number of ADS per ordinary shares (in shares) | shares																									1
At-The-Market (ATM) Program
Disclosure of non-adjusting events after reporting period [line items]
Expected proceeds from share issuance | $	$ 150,000
Expected proceeds from share issuance, shelf registration | $	$ 350,000
RNP-VIR conditional advance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from conditional advances								€ 1,930	€ 346	€ 1,756										€ 4,032		€ 4,032
Proceeds from government grants																				€ 1,123
Percentage of conditional advances waived						60.00%
Income from government grants						€ 1,872
CARENA conditional advance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from conditional advances						€ 1,068					€ 29	€ 1,008	€ 1,150								€ 2,187		€ 2,187
Percentage of conditional advances waived						60.00%
Income from government grants						€ 2,251
RNP-VIR conditional advance and CARENA conditional advance
Disclosure of non-adjusting events after reporting period [line items]
Income from government grants														€ 4,123
Kreos & Claret financing, tranche B
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings					€ 25,000
Kreos & Claret financing, tranche C
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings			€ 25,000
Borrowings, maximum borrowing capacity			€ 25,000
Kreos & Claret financing, tranche B and C
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maximum borrowing capacity																											€ 25,000
Par value per share (in euro per share) | € / shares																											€ 1.00
AGA-2024
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares) | shares															1,946,125
AGA-2024 | Tranche 1
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage															50.00%
Vesting period															2 years
AGA-2024 | Tranche 2
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage															25.00%
Vesting period															3 years
AGA-2024 | Tranche 3
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage															25.00%
Vesting period															4 years
AGA-2024-6
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares) | shares		20,000															0
BSA-2024-1
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares) | shares				58,365			77,820										0
Vesting percentage							25.00%
Vesting period							4 years